Property and equipment and right-of-use assets	9 Months Ended
Sep. 30, 2026
Property, plant and equipment [abstract]
Property and equipment and right-of-use assets
11. Property and equipment and right-of-use assets
Lifezone’s property and equipment and right-of-use assets include buildings, transportation equipment, office and computer equipment, and laboratory and testing equipment.

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2025	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911
Additions	-	-	32,794	4,392	37,186	1,795,693	1,832,879
Disposals	-	-	(22,437)	-	(22,437)	(737,042)	(759,479)
Foreign exchange impact	-	-	36,374	329,243	365,617	101,390	467,007
As at December 31, 2025	1,880,133	197,524	1,028,838	4,625,420	7,731,915	3,519,403	11,251,318

Accumulated depreciation
As at January 1, 2025	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)
Disposals	-	-	18,355	-	18,355	618,135	636,490
Charge	(146,673)	(28,235)	(131,179)	(959,950)	(1,266,037)	(821,835)	(2,087,872)
Foreign exchange impact	-	-	(36,054)	(67,582)	(103,636)	(71,022)	(174,658)
As at December 31, 2025	(505,552)	(174,562)	(485,968)	(2,249,527)	(3,415,609)	(1,394,405)	(4,810,014)

Cost
As at January 1, 2026	1,880,133	197,524	1,028,838	4,625,420	7,731,915	3,519,403	11,251,318
Additions	-	-	4,142	-	4,142	-	4,142
Lease reassessments	-	-		-	-	548,615	548,615
Foreign exchange impact	-	-	25,278	182,084	207,362	29,815	237,177
As at September 30, 2026	1,880,133	197,524	1,058,258	4,807,504	7,943,419	4,097,833	12,041,252

Accumulated depreciation
As at January 1, 2026	(505,552)	(174,562)	(485,968)	(2,249,527)	(3,415,609)	(1,394,405)	(4,810,014)
Charge[1]	(66,076)	(12,271)	(89,909)	(780,294)	(948,550)	(759,196)	(1,707,746)
Foreign exchange impact	-	-	(61,522)	(27,462)	(88,984)	(27,211)	(116,195)
As at September 30, 2026	(571,628)	(186,833)	(637,399)	(3,057,283)	(4,453,143)	(2,180,812)	(6,633,955)

Net book value:
As at December 31, 2025	1,374,581	22,962	542,870	2,375,893	4,316,306	2,124,998	6,441,304
As at September 30, 2026	1,308,505	10,691	420,859	1,750,221	3,490,276	1,917,021	5,407,297
[1] Depreciation charge includes $635,762 of depreciation that has been capitalized to Exploration and Evaluation asset in the nine months ended September 30, 2026 (nine months ended September 30, 2025: $360,171)